Supplement to the
Fidelity Floating Rate High Income Fund
September 9, 2002
Prospectus

The following information updates the similar information on the cover of the prospectus:

Fidelity Floating Rate High Income Fund

(fund number 621, trading symbol FFRHX)

FHI-02-01 October 8, 2002
1.778339.100